INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE	12 Months Ended
Dec. 31, 2017
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE
INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

7.INTANGIBLE ASSETS, NET AND UNFAVORABLE LEASE

Intangible assets, net consist of the following:

	As of December 31,
	2016	2017
Intangible assets with indefinite life:
Brand name (Note 3)	28,600	1,170,393
Master brand agreement (Note 3)	192,000	192,000
Intangible assets with definite life:
Franchise agreements	11,000	69,691
Non-compete agreement	400	400
Favorable lease agreements	135,874	255,657
Purchased software	55,101	64,694

Total	422,975	1,752,835
Less: Accumulated amortization	(80,281)	(108,863)

Total	342,694	1,643,972

Unfavorable lease

	As of December 31,
	2016	2017
Unfavorable lease agreements	3,924	3,924
Less: Accumulated amortization	(3,102)	(3,232)

Unfavorable lease agreements, net	822	692

The values of favorable lease agreements were determined based on the estimated present value of the amount the Group has avoided paying as a result of entering into the lease agreements. Unfavorable lease agreements were determined based on the estimated present value of the acquired lease that exceeded market prices and are recognized as other long-term liabilities. The value of favorable and unfavorable lease agreements is amortized using the straight-line method over the remaining lease term.

Amortization expense of intangible assets for the years ended December 31, 2015, 2016 and 2017 amounted to RMB13,415, RMB17,173 and RMB31,009, respectively.

The annual estimated amortization expense for the above intangible assets and unfavorable lease excluding brand name and master brand agreement for the following years is as follows:

	Amortization for Intangible Assets	Amortization for Unfavorable Lease	Net Amortization
2018	33,404	(130)	33,274
2019	31,885	(130)	31,755
2020	30,830	(130)	30,700
2021	29,490	(130)	29,360
2022	27,440	(130)	27,310
Thereafter	128,530	(42)	128,488

Total	281,579	(692)	280,887